Prospectus Supplement                                    205711  7/03
dated July 11, 2003 to:

PUTNAM INTERNATIONAL BLEND FUND
Prospectus dated June 30, 2003

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader         Since    Experience
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Stephen P. Dexter        2002     1999-Present          Putnam Management
                                  Prior to June 1999    Scudder Kemper Inc.

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Portfolio members        Since    Experience
-------------------------------------------------------------------------------
Denise D. Selden         2003     1998-Present          Putnam Management

George W. Stairs         2003     1994-Present          Putnam Management